Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0002074612
Document Type	N-CSRS
Entity Registrant Name	LibreMax Asset-Backed Income Fund
Document Period End Date	Jun. 30, 2026
Amendment Flag	false